STOCK OPTIONS (Details Narrative B) - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	15.00%
Stock options fair value			$ 232,000
Shares vested			220,000
Stock based compensation expense	$ 207,112	$ 33,750	$ 1,333,871	$ 1,946,772
Exercisable			1,742,000
Stock option expected term			7 years 7 months 24 days
Scientific Clinic Board [Member]
Shares cancelled	8,000
Option $0.75 [Member]
Stock options issued	100,000
Stock option price per share	$ 0.75
Stock option expiration date	Mar. 01, 2025
Shares vested	25,000
Stock based compensation expense	$ 8,000
Unvested options	100,000
Option $0.55 [Member]
Stock options issued	1,200,000
Stock option price per share	$ 0.55
Stock option expiration date	May 18, 2025
Stock options fair value	$ 388,000
Stock based compensation expense	$ 9,016
Unvested options	1,200,000
Option $0.54 [Member]
Exercisable	8,000
Option exercise price	$ 0.54
Stock option expected term	9 years 8 months 1 day
Unvested options	8,000
Option $0.68 [Member]
Exercisable	841,500
Option exercise price	$ 0.68
Stock option expected term	6 years 7 months 10 days
Option $1.50 [Member]
Exercisable	671,000
Option exercise price	$ 1.50
Stock option expected term	8 years 9 months
Option $3.25 [Member]
Exercisable	673,500
Option exercise price	$ 3.25
Stock option expected term	7 years 10 months 6 days